Trading account gains and losses	12 Months Ended
Mar. 31, 2016
Trading account gains and losses

26. Trading account gains and losses

The MHFG Group performs trading activities through market making, sales, and arbitrage. Accordingly, Trading account gains (losses)—net include gains and losses from transactions undertaken for trading purposes, including both market making for customers and proprietary trading, or transactions through which the Group seeks to capture gains arising from short-term changes in market value. Trading account gains (losses)—net also include gains and losses related to changes in the fair value of derivatives and other financial instruments not eligible for hedge accounting under U.S. GAAP that are utilized to offset mainly interest rate risk related to the Group’s various assets and liabilities, as well as gains and losses related to changes in the fair value of foreign currency-denominated available-for-sale securities for which the fair value option has been elected in accordance with ASC 825, “Financial Instruments” (“ASC 825”). Net trading gains (losses) for the fiscal years ended March 31, 2014, 2015 and 2016 are comprised of the following:

	2014	2015	2016
	(in millions of yen)
Trading account gains (losses)—net:
Trading securities	80,606	635,027	156,559
Derivative contracts:
Interest rate contracts (1)	(79,562)	265,324	319,225
Foreign exchange contracts	(13,167)	(93,601)	65,101
Equity-related contracts (1)	(41,607)	(101,988)	17,970
Credit-related contracts (2)	899	(15,171)	(1,731)
Other contracts	(6,856)	368	2,015

Total	(59,687)	689,959	559,139
Foreign exchange gains (losses)—net (3)	25,631	(34,520)	113,553

Net trading gains (losses)	(34,056)	655,439	672,692

Notes:

(1)	The net gain (loss) excluded from the assessment of the effectiveness of fair value hedges is included in the above table.
(2)	Amounts do not include the net loss of ¥8,660 million, ¥2,836 million and ¥5,230 million on the credit derivatives hedging the credit risk of loans during the fiscal years ended March 31, 2014, 2015 and 2016, respectively. The net loss is recorded in Other noninterest expenses.
(3)	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments, such as translation gains and losses related to foreign currency-denominated available-for-sale securities for which the fair value option has been elected in accordance with ASC 825.